Revenues (Details) - Schedule of Sale of Farms - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Sale of Farms [Abstract]
Sale of farm	R$ 544,995	R$ 461,615	R$ 102,011
Adjustment to present value	(99,566)	(145,441)	(16,245)
Gross revenue from sale of farm	445,429	316,174	85,766
Sales taxes	(14,811)	(7,973)	(2,151)
Cost of sale of farm	(84,553)	(56,667)	(30,518)
Gain from sale of farm	346,065	251,534	53,097
Selling expenses	(189)	(6,553)
Income tax and social contribution	(17,490)	(11,110)	(1,815)
Net gain from sale of farms	R$ 328,386	R$ 233,871	R$ 51,282